CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings Deficit	Accumulated Other Comprehensive Loss	Total
Beginning Balance, Shares at Dec. 31, 2014		12,558,553
Beginning Balance, Amount at Dec. 31, 2014		$ 12,559	$ (144,666)	$ 6,286,695	$ (680,965)	$ 5,473,623
Foreign currency translation effect					(424,713)	(424,713)
Related party forgiveness of debt			362,859			362,859
Issuance of common stock for consulting services, Shares		4,500
Issuance of common stock for consulting services, Value		$ 4	28,348			28,352
Net income				(6,687,912)		(6,687,912)
Ending Balance, Shares at Dec. 31, 2015		12,563,053
Ending Balance, Amount at Dec. 31, 2015		$ 12,563	246,541	(401,217)	(1,105,678)	(1,247,791)
Foreign currency translation effect					55,215	55,215
Related party forgiveness of debt						362,859
Issuance of common stock for consulting services, Value						28,352
Issuance of common stock for the exercise of options, Shares		24,000
Issuance of common stock for the exercise of options, Amount		$ 24	23,976			24,000
Stock option expense			16,636			16,636
Contribution of capital by an officer				140		140
Net income				(601,002)		(601,002)
Ending Balance, Shares at Dec. 31, 2016		12,587,053
Ending Balance, Amount at Dec. 31, 2016		$ 12,587	$ 287,293	$ (1,002,219)	$ (1,050,463)	(1,752,802)
Net income						(3,074,179)
Ending Balance, Amount at Sep. 30, 2017						$ (2,767,023)